SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Postemployment Benefits [Abstract]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	$ 115,393	$ 68,701
Current service cost	$ 36,824	$ 69,157
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Actuarial gain for post-employment benefits	Actuarial gain for post-employment benefits
Interest cost on the DBO	$ 6,615	$ 4,198
Employee benefits are already noted for quit employees		4,041
Present Value of DBO, (expected) at the End of Year	158,832	146,097
Actuarial gain on DBO	(59,244)	(30,704)
Present Value of DBO, (actual) at the End of Year	99,588	115,393
Fair Value of Plan Assets at the Beginning of Year
Interest income on Plan Assets
Company contribution to Plan Assets
Exchange rate impact
Fair Value of Plan Assets, (expected) at the End of Year
Actuarial gain or loss on Plan Assets
Fair Value of Plan Assets, (actual) at the End of Year
The effect of asset ceiling
Provision for post-employment benefits	$ 99,588	$ 115,393	$ 68,701